Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

JCorriero@stradley.com

(215) 564-8528

January 23, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus Cumberland Municipal Bond ETF (the “Trust”)
File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated December 8, 2015, for the Virtus Cumberland Municipal Bond ETF series of the Trust, as filed pursuant to Rule 497(c) under the 1933 Act on January 12, 2017 (0000891092-17-000259).

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:     William Smalley

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